TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus, Summary Prospectus

and Statement of Additional Information

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Transamerica Aegon Active Asset Allocation – Conservative VP

Effective on or about July 1, 2015, the principal investment strategies of Transamerica Aegon Active Asset Allocation Portfolio – Conservative VP (the “portfolio”), certain principal risks, as well as the portfolio’s name, sub-adviser and portfolio managers, will change. The portfolio will also have a lower advisory fee schedule. These changes are described below.

The portfolio’s investment adviser, Transamerica Asset Management, Inc. (“TAM”), investment objective and benchmark indexes will remain the same.

Effective on or about July 1, 2015, Transamerica Aegon Active Asset Allocation Portfolio – Conservative VP will be renamed “Transamerica QS Investors Active Asset Allocation Portfolio – Conservative VP” and the following information will supplement and supersede any contrary information contained in the Prospectus, Summary Prospectus, and Statement of Additional Information concerning the portfolio:

PRINCIPAL INVESTMENT STRATEGIES:

The portfolio’s sub-adviser, QS Investors, LLC (the “sub-adviser”), seeks to achieve the portfolio’s objective by investing its assets primarily in a combination of underlying exchange traded funds (“ETFs”).

Under normal circumstances, the sub-adviser expects to allocate substantially all of the portfolio’s assets among underlying ETFs to achieve targeted exposure to domestic equities, international equities, domestic bonds, international bonds and foreign currency. The portfolio’s current target allocation for long-term investments is approximately 35% of its net assets in ETFs that invest primarily in global equities (“equity ETFs”) and approximately 65% of its net assets in ETFs that invest primarily in U.S. fixed income securities (“fixed income ETFs”). In response to current market conditions, the portfolio’s sub-adviser may tactically increase exposure to equity ETFs to approximately 50% of net assets or may decrease exposure to equity ETFs to approximately 20% of net assets, and may increase exposure to fixed income ETFs to approximately 80% of net assets or may decrease exposure to fixed income ETFs to approximately 50% of net assets. This means at any time the portfolio’s asset mix may be significantly different than the target allocation.

The sub-adviser will implement a “Dynamic Risk Management” strategy which seeks to reduce the portfolio’s market risk exposure and volatility under certain market conditions. Through the strategy, the portfolio gives up some of the potential for high total return that could be achieved if the portfolio were to follow its target allocation under positive market conditions. In exchange, the strategy is intended to result in less significant declines in the fund’s net asset value (“NAV”) under negative market conditions. The portfolio’s NAV will fluctuate, and the fluctuations may be sizeable.

As frequently as daily, in response to certain levels of negative portfolio performance, the Dynamic Risk Management strategy may vary the portfolio’s allocation substantially from the target allocation and may increase the portfolio’s exposure to short-term defensive instruments (including Treasury bills, money market funds and cash) based on a formula that takes into account the portfolio’s current NAV and the portfolio’s underlying volatility. At other times the Dynamic Risk Management strategy may decrease the portfolio’s exposure to short-term defensive instruments and increase its exposure to equity ETFs and fixed income ETFs in order to return to the portfolio’s target allocation in response to certain levels of positive portfolio performance. The sub-adviser, in its discretion, will determine the levels and timing for Dynamic Risk Management.

The portfolio utilizes a systematic asset allocation strategy, which makes short-term adjustments to the portfolio’s asset mix utilizing the sub-adviser’s research on dynamic allocation strategies, in an effort to better trade-off risk and return as market conditions change. Further, the sub-adviser believes that a greater focus on short-term dynamics can improve the distribution of returns through lower volatility and reduction of the risk posed by sudden shifts in market sentiment that can have a substantial impact on the return of a portfolio. The portfolio’s asset allocation exposures are expected to be implemented and adjusted through transactions in ETFs. The sub-adviser decides how much of the portfolio’s assets to allocate each underlying ETF based on what it considers to be prudent diversification principles and other factors, such as historical performance and volatility in the equity markets.

In implementing the Dynamic Risk Management strategy, the portfolio may have significant exposure to short-term defensive instruments. If the portfolio has a significant amount of exposure to short-term defensive investments, it may be more difficult for the portfolio to achieve its objective.

Each underlying ETF has its own investment objective, principal investment strategies and investment risks. The portfolio may have exposure to derivatives instruments, such as options, futures or forward contracts and swaps through its ETF investments.

It is not possible to predict the extent to which the portfolio will be invested in a particular underlying ETF at any time. The portfolio may also invest in the institutional mutual fund share class of the equivalent ETFs. The portfolio may be a significant shareholder in certain underlying ETFs. The sub-adviser may change the portfolio’s asset allocations and underlying ETFs at any time without investor approval and without notice to investors.

PRINCIPAL RISKS:

Following the change in principal investment strategies, the portfolio will no longer be subject to “Volatility Guidelines” risk as a principal risk and will be subject to the following additional principal risk:

Dynamic Risk Management – In implementing the Dynamic Risk Management strategy, the sub-adviser anticipates that it will sell shares the portfolio holds in equity and fixed income ETFs and, as a result, may be more concentrated in short-term defensive instruments. The portfolio may incur additional trading costs while implementing the Dynamic Risk Management strategy, which may reduce the portfolio’s performance. If the portfolio increases its exposure to short-term defensive instruments at inopportune times or for extended periods of time, the portfolio may experience lower performance and greater losses. The strategy also serves to reduce the risk to the Transamerica insurance companies that provide guaranteed benefits under certain variable contracts from equity market volatility and to facilitate their provision of those guaranteed benefits. The strategy also may have the effect of limiting the amount of guaranteed benefits. There is no guarantee that the Dynamic Risk Management strategy will work as intended and shareholders should evaluate their ability to invest for the long term, especially during periods of downturn in the market.

PORTFOLIO MANAGERS:

Name	Sub-Adviser	Positions Over Past Five Years
Y. Wayne Lin,	QS Investors, LLC	Portfolio Manager of the portfolio since 2015; joined Legg Mason Global Asset Allocation, LLC in 2005
Thomas Picciochi	QS Investors, LLC	Portfolio Manager of the portfolio since 2015; joined Legg Mason Global Asset Allocation, LLC in 2014; portfolio manager for QS Investors from 2010-2014; senior portfolio manager for Deutsche Asset Management from 1999-2010
Ellen Tesler	QS Investors, LLC	Portfolio Manager of the portfolio since 2015; joined Legg Mason Global Asset Allocation, LLC in 2014; portfolio manager for QS Investors from 2010-2014; portfolio manager for Deutsche Asset Management from 2003-2010

ADVISORY FEES:

TAM receives compensation, calculated daily and paid monthly, at the indicated annual rates (expressed as a percentage of the fund’s average daily net assets):

First $50 million	0.55%
Over $50 million up to $250 million	0.53%
Over $250 million up to $1 billion	0.51%
Over $1 billion up to $1.5 billion	0.49%
Over $1.5 billion up to $2.5 billion	0.48%
In excess of $2.5 billion	0.47%

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Transamerica Aegon Active Asset Allocation – Moderate Growth VP

Effective on or about July 1, 2015, the principal investment strategies of Transamerica Aegon Active Asset Allocation Portfolio – Moderate Growth VP (the “portfolio”), certain principal risks, as well as the portfolio’s name, sub-adviser and portfolio managers, will change. The portfolio will also have a lower advisory fee schedule. These changes are described below.

The portfolio’s investment adviser, Transamerica Asset Management, Inc. (“TAM”), investment objective and benchmark indexes will remain the same.

Effective on or about July 1, 2015, Transamerica Aegon Active Asset Allocation Portfolio – Moderate Growth VP will be renamed “Transamerica QS Investors Active Asset Allocation Portfolio – Moderate Growth VP” and the following information will supplement and supersede any contrary information contained in the Prospectus, Summary Prospectus, and Statement of Additional Information concerning the portfolio:

PRINCIPAL INVESTMENT STRATEGIES:

The portfolio’s sub-adviser, QS Investors, LLC (the “sub-adviser”), seeks to achieve the portfolio’s objective by investing its assets primarily in a combination of underlying exchange traded funds (“ETFs”).

Under normal circumstances, the sub-adviser expects to allocate substantially all of the portfolio’s assets among underlying ETFs to achieve targeted exposure to domestic equities, international equities, domestic bonds, international bonds and foreign currency. The portfolio’s current target allocation for long-term investments is approximately 70% of net assets in ETFs that invest primarily in global equities (“equity ETFs”) and approximately 30% of net assets in ETFs that invest primarily in U.S. fixed income securities (“fixed income ETFs”). In response to current market conditions, the portfolio’s sub-adviser may tactically increase exposure to equity ETFs to approximately 95% of net assets or may decrease the exposure to equity ETFs to approximately 30% of net assets, and may increase exposure to fixed income ETFs to approximately 70% of net assets or may decrease exposure to fixed income ETFs to approximately 5% of net assets. This means at any time the portfolio’s asset mix may be significantly different than the target allocation.

The sub-adviser will implement a “Dynamic Risk Management” strategy which seeks to reduce the portfolio’s market risk exposure and volatility under certain market conditions. Through the strategy, the portfolio gives up some of the potential for high total return that could be achieved if the portfolio were to follow its target allocation under positive market conditions. In exchange, the strategy is intended to result in less significant declines in the fund’s net asset value (“NAV”) under negative market conditions. The portfolio’s NAV will fluctuate and the fluctuations may be sizeable.

As frequently as daily, in response to certain levels of negative portfolio performance, the Dynamic Risk Management strategy may vary the portfolio’s allocation substantially from the target allocation and may increase the portfolio’s exposure to short-term defensive instruments (including Treasury bills, money market funds and cash) based on a formula that takes into account the portfolio’s current NAV and the portfolio’s underlying volatility. At other times the Dynamic Risk Management strategy may decrease the portfolio’s exposure to short-term defensive instruments and increase its exposure to equity ETFs and fixed income ETFs in order to return to the portfolio’s Target Allocation in response to certain levels of positive portfolio performance. The sub-adviser, in its discretion, will determine the levels and timing for Dynamic Risk Management.

The portfolio utilizes a systematic asset allocation strategy, which makes short-term adjustments to the portfolio’s asset mix utilizing the sub-adviser’s research on dynamic allocation strategies, in an effort to better trade-off risk and return as market conditions change. Further, the sub-adviser believes that a greater focus on short-term dynamics can improve the distribution of returns through lower volatility and reduction of the risk posed by sudden shifts in market sentiment that can have a substantial impact on the return of a portfolio. The portfolio’s asset allocation exposures are expected to be implemented and adjusted through transactions in ETFs. The sub-adviser decides how much of the portfolio’s assets to allocate each underlying ETF based on what it considers to be prudent diversification principles and other factors, such as historical performance and volatility in the equity markets.

In implementing the Dynamic Risk Management strategy, the portfolio may have significant exposure to short-term defensive instruments. If the portfolio has a significant amount of exposure to short-term defensive investments, it may be more difficult for the portfolio to achieve its objective.

Each underlying ETF has its own investment objective, principal investment strategies and investment risks. The portfolio may have exposure to derivatives instruments, such as options, futures or forward contracts and swaps through its ETF investments.

It is not possible to predict the extent to which the portfolio will be invested in a particular underlying ETF at any time. The portfolio may also invest in the institutional mutual fund share class of the equivalent ETFs. The portfolio may be a significant shareholder in certain underlying ETFs. The sub-adviser may change the portfolio’s asset allocations and underlying ETFs at any time without investor approval and without notice to investors.

PRINCIPAL RISKS:

Following the change in principal investment strategies, the portfolio will no longer be subject to “Volatility Guidelines” risk as a principal risk and will be subject to the following additional principal risk:

Dynamic Risk Management – In implementing the Dynamic Risk Management strategy, the sub-adviser anticipates that it will sell shares the portfolio holds in equity and fixed income ETFs and, as a result, may be more concentrated in short-term defensive instruments. The portfolio may incur additional trading costs while implementing the Dynamic Risk Management strategy, which may reduce the portfolio’s performance. If the portfolio increases its exposure to short-term defensive instruments at inopportune times or for extended periods of time, the portfolio may experience lower performance and greater losses. The strategy also serves to reduce the risk to the Transamerica insurance companies that provide guaranteed benefits under certain variable contracts from equity market volatility and to facilitate their provision of those guaranteed benefits. The strategy also may have the effect of limiting the amount of guaranteed benefits. There is no guarantee that the Dynamic Risk Management strategy will work as intended and shareholders should evaluate their ability to invest for the long term, especially during periods of downturn in the market.

PORTFOLIO MANAGERS:

Name	Sub-Adviser	Positions Over Past Five Years
Y. Wayne Lin,	QS Investors, LLC	Portfolio Manager of the portfolio since 2015; joined Legg Mason Global Asset Allocation, LLC in 2005
Thomas Picciochi	QS Investors, LLC	Portfolio Manager of the portfolio since 2015; joined Legg Mason Global Asset Allocation, LLC in 2014; portfolio manager for QS Investors from 2010-2014; senior portfolio manager for Deutsche Asset Management from 1999-2010
Ellen Tesler	QS Investors, LLC	Portfolio Manager of the portfolio since 2015; joined Legg Mason Global Asset Allocation, LLC in 2014; portfolio manager for QS Investors from 2010-2014; portfolio manager for Deutsche Asset Management from 2003-2010

ADVISORY FEES:

TAM receives compensation, calculated daily and paid monthly, at the indicated annual rates (expressed as a percentage of the fund’s average daily net assets):

First $50 million	0.55%
Over $50 million up to $250 million	0.53%
Over $250 million up to $1 billion	0.51%
Over $1 billion up to $1.5 billion	0.49%
Over $1.5 billion up to $2.5 billion	0.48%
In excess of $2.5 billion	0.47%

* * *

Transamerica Aegon Active Asset Allocation – Moderate VP

Effective on or about July 1, 2015, the principal investment strategies of Transamerica Aegon Active Asset Allocation – Moderate VP (the “portfolio”), certain principal risks, as well as the portfolio’s name, sub-adviser and portfolio managers, will change. The portfolio will also have a lower advisory fee schedule. These changes are described below.

The portfolio’s investment adviser, Transamerica Asset Management, Inc. (“TAM”), investment objective and benchmark indexes will remain the same.

Effective on or about July 1, 2015, Transamerica Aegon Active Asset Allocation – Moderate VP will be renamed “Transamerica QS Investors Active Asset Allocation – Moderate VP” and the following information will supplement and supersede any contrary information contained in the Prospectus, Summary Prospectus, and Statement of Additional Information concerning the portfolio:

Fees and Expenses: This table describes the fees and expenses that you may pay if you buy and hold portfolio shares, but it does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, fees would be higher.

Shareholder Fees (fees paid directly from your investment)

Class of Shares
	Initial	Service
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class of Shares
	Initial	Service
Management fees[1]	0.50%	0.50%
Distribution and service (12b-1) fees	0.00%	0.25%
Other expenses	0.06%	0.06%
Acquired fund fees and expenses	0.13%	0.13%
Total annual fund operating expenses[2]	0.69%	0.94%

[1]	Management fees have been restated to reflect a reduction in advisory fees.
[2]	Total annual fund operating expenses do not correlate to the ratios of expenses to average net assets in the financial highlights table, which do not include acquired (i.e., underlying) funds’ fees and expenses.

PRINCIPAL INVESTMENT STRATEGIES:

The portfolio’s sub-adviser, QS Investors, LLC (the “sub-adviser”), seeks to achieve the portfolio’s objective by investing its assets primarily in a combination of underlying exchange traded funds (“ETFs”).

Under normal circumstances, the sub-adviser expects to allocate substantially all of the portfolio’s assets among underlying ETFs to achieve targeted exposure to domestic equities, international equities, domestic bonds, international bonds and foreign currency. The portfolio’s current target allocation for long-term investments is approximately 50% of net assets in ETFs that invest primarily in global equities (“equity ETFs”) and approximately 50% of net assets in ETFs that invest primarily in U.S. fixed income securities (“fixed income ETFs”). In response to current market conditions, the portfolio’s sub-adviser may tactically increase exposure equity ETFs to approximately 70% of net assets or may decrease exposure to equity ETFs to approximately 25% of net assets, and may increase exposure to fixed income ETFs to approximately 75% of net assets or may decrease exposure to fixed income ETFs to approximately 30% of net assets. This means at any time the portfolio’s asset mix may be significantly different than the target allocation.

The sub-adviser will implement a “Dynamic Risk Management” strategy which seeks to reduce the portfolio’s market risk exposure and volatility under certain market conditions. Through the strategy, the portfolio gives up some of the potential for high total return that could be achieved if the portfolio were to follow its target allocation under positive market conditions. In exchange, the strategy is intended to result in less significant declines in the fund’s net asset value (“NAV”) under negative market conditions. The portfolio’s NAV will fluctuate and the fluctuations may be sizeable.

As frequently as daily, in response to certain levels of negative portfolio performance, the Dynamic Risk Management strategy may vary the portfolio’s allocation substantially from the target allocation and may increase the portfolio’s exposure to short-term defensive instruments (including Treasury bills, money market funds and cash)based on a formula that takes into account the portfolio’s current NAV and the portfolio’s underlying volatility. At other times the Dynamic Risk Management strategy may decrease the portfolio’s exposure to short-term defensive instruments and increase its exposure to equity ETFs and fixed income ETFs in order to return to the portfolio’s target allocation in response to certain levels of positive portfolio performance. The sub-adviser, in its discretion, will determine the levels and timing for Dynamic Risk Management.

The portfolio utilizes a systematic asset allocation strategy, which makes short-term adjustments to the portfolio’s asset mix utilizing the sub-adviser’s research on dynamic allocation strategies, in an effort to better trade-off risk and return as market conditions change. Further, the sub-adviser believes that a greater focus on short-term dynamics can improve the distribution of returns through lower volatility and reduction of the risk posed by sudden shifts market sentiment that can have a substantial impact on the return of a portfolio. The portfolio’s asset allocation exposures are expected to be implemented and adjusted through transactions in ETFs. The sub-adviser decides how much of the portfolio’s assets to allocate each underlying ETF based on what it considers to be prudent diversification principles and other factors, such as historical performance and volatility in the equity markets.

In implementing the Dynamic Risk Management strategy, the portfolio may have significant exposure to short-term defensive instruments. If the portfolio has a significant amount of exposure to short-term defensive investments, it may be more difficult for the portfolio to achieve its objective.

Each underlying ETF has its own investment objective, principal investment strategies and investment risks. The portfolio may have exposure to derivatives instruments, such as options, futures or forward contracts and swaps through its ETF investments.

It is not possible to predict the extent to which the portfolio will be invested in a particular underlying ETF at any time. The portfolio may also invest in the institutional mutual fund share class of the equivalent ETFs. The portfolio may be a significant shareholder in certain underlying ETFs. The sub-adviser may change the portfolio’s asset allocations and underlying ETFs at any time without investor approval and without notice to investors.

PRINCIPAL RISKS:

Following the change in principal investment strategies, the portfolio will no longer be subject to “Volatility Guidelines” risk as a principal risk and will be subject to the following additional principal risk:

Dynamic Risk Management – In implementing the Dynamic Risk Management strategy, the sub-adviser anticipates that it will sell shares the portfolio holds in equity and fixed income ETFs and, as a result, may be more concentrated in short-term defensive instruments. The portfolio may incur additional trading costs while implementing the Dynamic Risk Management strategy, which may reduce the portfolio’s performance. If the portfolio increases its exposure to short-term defensive instruments at inopportune times or for extended periods of time, the portfolio may experience lower performance and greater losses. The strategy also serves to reduce the risk to the Transamerica insurance companies that provide guaranteed benefits under certain variable contracts from equity market volatility and to facilitate their provision of those guaranteed benefits. The strategy also may have the effect of limiting the amount of guaranteed benefits. There is no guarantee that the Dynamic Risk Management strategy will work as intended and shareholders should evaluate their ability to invest for the long term, especially during periods of downturn in the market.

PORTFOLIO MANAGERS:

Name	Sub-Adviser	Positions Over Past Five Years
Y. Wayne Lin,	QS Investors, LLC	Portfolio Manager of the portfolio since 2015; joined Legg Mason Global Asset Allocation, LLC in 2005
Thomas Picciochi	QS Investors, LLC	Portfolio Manager of the portfolio since 2015; joined Legg Mason Global Asset Allocation, LLC in 2014; portfolio manager for QS Investors from 2010-2014; senior portfolio manager for Deutsche Asset Management from 1999-2010
Ellen Tesler	QS Investors, LLC	Portfolio Manager of the portfolio since 2015; joined Legg Mason Global Asset Allocation, LLC in 2014; portfolio manager for QS Investors from 2010-2014; portfolio manager for Deutsche Asset Management from 2003-2010

ADVISORY FEES:

TAM receives compensation, calculated daily and paid monthly, at the indicated annual rates (expressed as a percentage of the fund’s average daily net assets):

First $50 million	0.55%
Over $50 million up to $250 million	0.53%
Over $250 million up to $1 billion	0.51%
Over $1 billion up to $1.5 billion	0.49%
Over $1.5 billion up to $2.5 billion	0.48%
In excess of $2.5 billion	0.47%

* * *

Investors Should Retain this Supplement for Future Reference

April 17, 2015